Capital structure and financial items - Share capital, Treasury shares and Other reserves - Shares outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	4,441	4,458
Shares cancelled (in shares)		0
Released allocated shares to employees (in shares)	5	8
Shares purchased (in shares)	(2)	(25)
Holding at the end of the year (in shares)	4,444	4,441
A shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	1,075	1,075
Shares cancelled (in shares)		0
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	1,075	1,075
B shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	3,390	3,435
Shares cancelled (in shares)		(45)
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	3,390	3,390
Total issued shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	4,465	4,510
Shares cancelled (in shares)		(45)
Released allocated shares to employees (in shares)	0	0
Shares purchased (in shares)	0	0
Holding at the end of the year (in shares)	4,465	4,465
Treasury shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	24	52
Shares cancelled (in shares)		45
Released allocated shares to employees (in shares)	5	8
Shares purchased (in shares)	(2)	(25)
Holding at the end of the year (in shares)	21	24